Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions Parenthetical (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Payables Accruals And Provisions [abstract]
Uncertain Tax Positions	$ 214	$ 204